Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Changes in Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 16,693	$ 16,403
Additions	452	1,106
Proceeds from sales	(1,435)	(585)	$ (1,115)
Charge-offs against the valuation allowance for other real estate owned, net	(95)	(245)
Net gain on sales	122	14
Total other real estate and repossessed assets	15,737	16,693	$ 16,403
Less valuation allowance for other real estate owned	(2,956)
Balance at end of period	$ 12,781	$ 13,691